Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pacific Select Fund
Entity Central Index Key	0000813900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000253928
Shareholder Report [Line Items]
Fund Name	Bond Plus Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 529,587,451
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$529,587,451 # of Portfolio Holdings405 Year-to-Date Total Return4.02% Portfolio Turnover Rate5%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	1.1%
Others (each less than 3.0%)	0.1%
Mortgage-Backed Securities	4.3%
U.S. Treasury Obligations	10.1%
Short-Term Investments	11.0%
Asset-Backed Securities	16.8%
Corporate Bonds & Notes	55.0%

C000253927
Shareholder Report [Line Items]
Fund Name	Bond Plus Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 529,587,451
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$529,587,451 # of Portfolio Holdings405 Year-to-Date Total Return4.12% Portfolio Turnover Rate5%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	1.1%
Others (each less than 3.0%)	0.1%
Mortgage-Backed Securities	4.3%
U.S. Treasury Obligations	10.1%
Short-Term Investments	11.0%
Asset-Backed Securities	16.8%
Corporate Bonds & Notes	55.0%

C000153750
Shareholder Report [Line Items]
Fund Name	Core Income Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 323,183,748
Holdings Count | Holding	281
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$323,183,748 # of Portfolio Holdings281 Year-to-Date Total Return3.35% Portfolio Turnover Rate41%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Others (each less than 3.0%)	2.4%
Senior Loan Notes	8.5%
Asset-Backed Securities	11.8%
Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	17.0%
Corporate Bonds & Notes	43.8%

C000153751
Shareholder Report [Line Items]
Fund Name	Core Income Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 323,183,748
Holdings Count | Holding	281
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$323,183,748 # of Portfolio Holdings281 Year-to-Date Total Return3.46% Portfolio Turnover Rate41%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Others (each less than 3.0%)	2.4%
Senior Loan Notes	8.5%
Asset-Backed Securities	11.8%
Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	17.0%
Corporate Bonds & Notes	43.8%

C000078095
Shareholder Report [Line Items]
Fund Name	Diversified Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,771,158,634
Holdings Count | Holding	1,023
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,771,158,634 # of Portfolio Holdings1,023 Year-to-Date Total Return4.38% Portfolio Turnover Rate60%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Derivatives	0.1%
Others (each less than 3.0%)	6.9%
Foreign Government Bonds & Notes	5.8%
Asset-Backed Securities	14.2%
Mortgage-Backed Securities	15.6%
U.S. Treasury Obligations	22.6%
Corporate Bonds & Notes	34.7%

C000098966
Shareholder Report [Line Items]
Fund Name	Diversified Bond Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,771,158,634
Holdings Count | Holding	1,023
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,771,158,634 # of Portfolio Holdings1,023 Year-to-Date Total Return4.50% Portfolio Turnover Rate60%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Derivatives	0.1%
Others (each less than 3.0%)	6.9%
Foreign Government Bonds & Notes	5.8%
Asset-Backed Securities	14.2%
Mortgage-Backed Securities	15.6%
U.S. Treasury Obligations	22.6%
Corporate Bonds & Notes	34.7%

C000111629
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 348,548,929
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$348,548,929 # of Portfolio Holdings127 Year-to-Date Total Return2.63% Portfolio Turnover Rate104%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.1%)
Others (each less than 3.0%)	2.4%
Securities Lending Collateral	3.9%
Exchange-Traded Funds	5.7%
Consumer, Cyclical	11.9%
Technology	16.1%
Consumer, Non-Cyclical	17.6%
Industrial	20.0%
Financial	27.5%

C000111630
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 348,548,929
Holdings Count | Holding	127
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$348,548,929 # of Portfolio Holdings127 Year-to-Date Total Return2.73% Portfolio Turnover Rate104%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.1%)
Others (each less than 3.0%)	2.4%
Securities Lending Collateral	3.9%
Exchange-Traded Funds	5.7%
Consumer, Cyclical	11.9%
Technology	16.1%
Consumer, Non-Cyclical	17.6%
Industrial	20.0%
Financial	27.5%

C000078079
Shareholder Report [Line Items]
Fund Name	High Yield Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 647,948,911
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$647,948,911 # of Portfolio Holdings216 Year-to-Date Total Return4.14% Portfolio Turnover Rate42%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.5%)
Others (each less than 3.0%)	2.1%
Utilities	3.9%
Asset-Backed Securities	4.2%
Technology	4.3%
Communications	6.7%
Energy	9.8%
Securities Lending Collateral	10.4%
Financial	12.8%
Consumer, Cyclical	13.1%
Consumer, Non-Cyclical	14.8%
Industrial	23.4%

C000098951
Shareholder Report [Line Items]
Fund Name	High Yield Bond Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 647,948,911
Holdings Count | Holding	216
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$647,948,911 # of Portfolio Holdings216 Year-to-Date Total Return4.24% Portfolio Turnover Rate42%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.5%)
Others (each less than 3.0%)	2.1%
Utilities	3.9%
Asset-Backed Securities	4.2%
Technology	4.3%
Communications	6.7%
Energy	9.8%
Securities Lending Collateral	10.4%
Financial	12.8%
Consumer, Cyclical	13.1%
Consumer, Non-Cyclical	14.8%
Industrial	23.4%

C000078081
Shareholder Report [Line Items]
Fund Name	Inflation Managed Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.28%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
AssetsNet	$ 349,567,543
Holdings Count | Holding	317
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$349,567,543 # of Portfolio Holdings317 Year-to-Date Total Return5.43% Portfolio Turnover Rate97%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(34.8%)
Derivatives	1.0%
Securities Sold Short	(1.7%)
Others (each less than 3.0%)	0.4%
Foreign Government Bonds & Notes	5.9%
Asset-Backed Securities	6.4%
Short-Term Investments	10.9%
Mortgage-Backed Securities	22.4%
U.S. Treasury Obligations	89.5%

C000098953
Shareholder Report [Line Items]
Fund Name	Inflation Managed Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
AssetsNet	$ 349,567,543
Holdings Count | Holding	317
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$349,567,543 # of Portfolio Holdings317 Year-to-Date Total Return5.53% Portfolio Turnover Rate97%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(34.8%)
Derivatives	1.0%
Securities Sold Short	(1.7%)
Others (each less than 3.0%)	0.4%
Foreign Government Bonds & Notes	5.9%
Asset-Backed Securities	6.4%
Short-Term Investments	10.9%
Mortgage-Backed Securities	22.4%
U.S. Treasury Obligations	89.5%

C000222604
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 726,838,652
Holdings Count | Holding	539
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$726,838,652 # of Portfolio Holdings539 Year-to-Date Total Return3.98% Portfolio Turnover Rate84%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	12.0%
Corporate Bonds & Notes	22.9%
Mortgage-Backed Securities	28.7%
U.S. Treasury Obligations	34.4%

C000222605
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 726,838,652
Holdings Count | Holding	539
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$726,838,652 # of Portfolio Holdings539 Year-to-Date Total Return4.09% Portfolio Turnover Rate84%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	12.0%
Corporate Bonds & Notes	22.9%
Mortgage-Backed Securities	28.7%
U.S. Treasury Obligations	34.4%

C000078080
Shareholder Report [Line Items]
Fund Name	Total Return Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Return Portfolio (the "Fund"), formerly named Managed Bond Portfolio, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.20%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,708,251,652
Holdings Count | Holding	1,267
InvestmentCompanyPortfolioTurnover	295.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,708,251,652 # of Portfolio Holdings1,267 Year-to-Date Total Return4.62% Portfolio Turnover Rate295%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(50.6%)
Derivatives	0.1%
Securities Sold Short	(3.3%)
Others (each less than 3.0%)	3.0%
Foreign Government Bonds & Notes	6.8%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	20.4%
Corporate Bonds & Notes	42.4%
Mortgage-Backed Securities	70.7%

C000098952
Shareholder Report [Line Items]
Fund Name	Total Return Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Total Return Portfolio (the "Fund"), formerly named Managed Bond Portfolio, for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,708,251,652
Holdings Count | Holding	1,267
InvestmentCompanyPortfolioTurnover	295.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,708,251,652 # of Portfolio Holdings1,267 Year-to-Date Total Return4.72% Portfolio Turnover Rate295%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(50.6%)
Derivatives	0.1%
Securities Sold Short	(3.3%)
Others (each less than 3.0%)	3.0%
Foreign Government Bonds & Notes	6.8%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	20.4%
Corporate Bonds & Notes	42.4%
Mortgage-Backed Securities	70.7%

C000078082
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,456,241,475
Holdings Count | Holding	809
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,456,241,475 # of Portfolio Holdings809 Year-to-Date Total Return2.89% Portfolio Turnover Rate73%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.9%
Derivatives	(0.1%)
Others (each less than 3.0%)	0.3%
Short-Term Investments	3.1%
Mortgage-Backed Securities	13.5%
U.S. Treasury Obligations	17.7%
Asset-Backed Securities	21.1%
Corporate Bonds & Notes	42.5%

C000098954
Shareholder Report [Line Items]
Fund Name	Short Duration Bond Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,456,241,475
Holdings Count | Holding	809
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,456,241,475 # of Portfolio Holdings809 Year-to-Date Total Return2.99% Portfolio Turnover Rate73%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.9%
Derivatives	(0.1%)
Others (each less than 3.0%)	0.3%
Short-Term Investments	3.1%
Mortgage-Backed Securities	13.5%
U.S. Treasury Obligations	17.7%
Asset-Backed Securities	21.1%
Corporate Bonds & Notes	42.5%

C000111627
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 206,914,817
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$206,914,817 # of Portfolio Holdings236 Year-to-Date Total Return7.41% Portfolio Turnover Rate72%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	7.4%
Derivatives	0.0%
Others (each less than 3.0%)	0.5%
Securities Lending Collateral	3.6%
Corporate Bonds & Notes	39.2%
Foreign Government Bonds & Notes	49.3%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	7.4%
Derivatives	0.0%
Others (each less than 3.0%)	40.5%
Israel	3.1%
Peru	3.2%
Multi-National	3.4%
Hungary	3.5%
Securities Lending Collateral	3.6%
Nigeria	3.6%
Colombia	4.1%
Egypt	4.3%
South Africa	5.9%
Mexico	8.6%
Brazil	8.8%

C000111628
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 206,914,817
Holdings Count | Holding	236
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$206,914,817 # of Portfolio Holdings236 Year-to-Date Total Return7.51% Portfolio Turnover Rate72%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	7.4%
Derivatives	0.0%
Others (each less than 3.0%)	0.5%
Securities Lending Collateral	3.6%
Corporate Bonds & Notes	39.2%
Foreign Government Bonds & Notes	49.3%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	7.4%
Derivatives	0.0%
Others (each less than 3.0%)	40.5%
Israel	3.1%
Peru	3.2%
Multi-National	3.4%
Hungary	3.5%
Securities Lending Collateral	3.6%
Nigeria	3.6%
Colombia	4.1%
Egypt	4.3%
South Africa	5.9%
Mexico	8.6%
Brazil	8.8%

C000078089
Shareholder Report [Line Items]
Fund Name	Dividend Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 715,372,151
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$715,372,151 # of Portfolio Holdings95 Year-to-Date Total Return7.51% Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.6%
Others (each less than 3.0%)	3.7%
Utilities	3.2%
Energy	4.4%
Consumer, Cyclical	8.5%
Industrial	15.4%
Consumer, Non-Cyclical	19.4%
Financial	21.1%
Technology	22.7%

C000098960
Shareholder Report [Line Items]
Fund Name	Dividend Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 715,372,151
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$715,372,151 # of Portfolio Holdings95 Year-to-Date Total Return7.64% Portfolio Turnover Rate9%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.6%
Others (each less than 3.0%)	3.7%
Utilities	3.2%
Energy	4.4%
Consumer, Cyclical	8.5%
Industrial	15.4%
Consumer, Non-Cyclical	19.4%
Financial	21.1%
Technology	22.7%

C000078115
Shareholder Report [Line Items]
Fund Name	Equity Index Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 5,383,847,680
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$5,383,847,680 # of Portfolio Holdings507 Year-to-Date Total Return6.06% Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	4.2%
Energy	3.0%
Industrial	7.5%
Consumer, Cyclical	8.0%
Consumer, Non-Cyclical	14.4%
Financial	14.8%
Communications	15.9%
Technology	31.6%

C000098974
Shareholder Report [Line Items]
Fund Name	Equity Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 5,383,847,680
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$5,383,847,680 # of Portfolio Holdings507 Year-to-Date Total Return6.16% Portfolio Turnover Rate1%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	4.2%
Energy	3.0%
Industrial	7.5%
Consumer, Cyclical	8.0%
Consumer, Non-Cyclical	14.4%
Financial	14.8%
Communications	15.9%
Technology	31.6%

C000078104
Shareholder Report [Line Items]
Fund Name	Focused Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 462,628,589
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$462,628,589 # of Portfolio Holdings38 Year-to-Date Total Return8.43% Portfolio Turnover Rate17%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	1.7%
Industrial	5.3%
Financial	6.3%
Consumer, Cyclical	7.1%
Consumer, Non-Cyclical	12.1%
Communications	23.7%
Technology	43.9%

C000098970
Shareholder Report [Line Items]
Fund Name	Focused Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 462,628,589
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$462,628,589 # of Portfolio Holdings38 Year-to-Date Total Return8.54% Portfolio Turnover Rate17%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	1.7%
Industrial	5.3%
Financial	6.3%
Consumer, Cyclical	7.1%
Consumer, Non-Cyclical	12.1%
Communications	23.7%
Technology	43.9%

C000078093
Shareholder Report [Line Items]
Fund Name	Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 1,702,121,406
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,702,121,406 # of Portfolio Holdings73 Year-to-Date Total Return7.42% Portfolio Turnover Rate27%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	4.4%
Consumer, Cyclical	3.8%
Industrial	9.7%
Consumer, Non-Cyclical	9.9%
Financial	10.5%
Communications	23.5%
Technology	39.0%

C000098964
Shareholder Report [Line Items]
Fund Name	Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,702,121,406
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,702,121,406 # of Portfolio Holdings73 Year-to-Date Total Return7.53% Portfolio Turnover Rate27%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	4.4%
Consumer, Cyclical	3.8%
Industrial	9.7%
Consumer, Non-Cyclical	9.9%
Financial	10.5%
Communications	23.5%
Technology	39.0%

C000226479
Shareholder Report [Line Items]
Fund Name	Hedged Equity Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 473,171,125
Holdings Count | Holding	153
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$473,171,125 # of Portfolio Holdings153 Year-to-Date Total Return0.07% Portfolio Turnover Rate16%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	0.1%
Others (each less than 3.0%)	3.9%
Energy	3.0%
Industrial	7.6%
Consumer, Cyclical	8.1%
Consumer, Non-Cyclical	13.5%
Financial	15.2%
Communications	15.3%
Technology	33.2%

C000226478
Shareholder Report [Line Items]
Fund Name	Hedged Equity Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 473,171,125
Holdings Count | Holding	153
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$473,171,125 # of Portfolio Holdings153 Year-to-Date Total Return0.17% Portfolio Turnover Rate16%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	0.1%
Others (each less than 3.0%)	3.9%
Energy	3.0%
Industrial	7.6%
Consumer, Cyclical	8.1%
Consumer, Non-Cyclical	13.5%
Financial	15.2%
Communications	15.3%
Technology	33.2%

C000078077
Shareholder Report [Line Items]
Fund Name	Large-Cap Core Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 2,609,045,072
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$2,609,045,072 # of Portfolio Holdings55 Year-to-Date Total Return4.90% Portfolio Turnover Rate21%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	0.4%
Utilities	3.6%
Energy	4.2%
Consumer, Non-Cyclical	9.6%
Consumer, Cyclical	9.6%
Industrial	11.7%
Communications	12.7%
Financial	16.3%
Technology	31.4%

C000098949
Shareholder Report [Line Items]
Fund Name	Large-Cap Core Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 2,609,045,072
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$2,609,045,072 # of Portfolio Holdings55 Year-to-Date Total Return5.00% Portfolio Turnover Rate21%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	0.4%
Utilities	3.6%
Energy	4.2%
Consumer, Non-Cyclical	9.6%
Consumer, Cyclical	9.6%
Industrial	11.7%
Communications	12.7%
Financial	16.3%
Technology	31.4%

C000078072
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,472,780,838
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,472,780,838 # of Portfolio Holdings123 Year-to-Date Total Return5.75% Portfolio Turnover Rate27%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.1%)
Others (each less than 3.0%)	4.6%
Consumer, Cyclical	5.6%
Industrial	7.0%
Financial	9.4%
Consumer, Non-Cyclical	19.0%
Communications	25.8%
Technology	29.7%

C000098945
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,472,780,838
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,472,780,838 # of Portfolio Holdings123 Year-to-Date Total Return5.85% Portfolio Turnover Rate27%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.1%)
Others (each less than 3.0%)	4.6%
Consumer, Cyclical	5.6%
Industrial	7.0%
Financial	9.4%
Consumer, Non-Cyclical	19.0%
Communications	25.8%
Technology	29.7%

C000253932
Shareholder Report [Line Items]
Fund Name	Large-Cap Plus Bond Alpha Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 837,169,070
Holdings Count | Holding	396
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$837,169,070 # of Portfolio Holdings396 Year-to-Date Total Return6.54% Portfolio Turnover Rate5%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.0%)
Derivatives	2.6%
Others (each less than 3.0%)	0.9%
Mortgage-Backed Securities	4.3%
U.S. Treasury Obligations	9.9%
Short-Term Investments	14.1%
Asset-Backed Securities	16.0%
Corporate Bonds & Notes	52.2%

C000253931
Shareholder Report [Line Items]
Fund Name	Large-Cap Plus Bond Alpha Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 837,169,070
Holdings Count | Holding	396
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$837,169,070 # of Portfolio Holdings396 Year-to-Date Total Return6.65% Portfolio Turnover Rate5%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.0%)
Derivatives	2.6%
Others (each less than 3.0%)	0.9%
Mortgage-Backed Securities	4.3%
U.S. Treasury Obligations	9.9%
Short-Term Investments	14.1%
Asset-Backed Securities	16.0%
Corporate Bonds & Notes	52.2%

C000078083
Shareholder Report [Line Items]
Fund Name	Large-Cap Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 805,306,982
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$805,306,982 # of Portfolio Holdings56 Year-to-Date Total Return1.98% Portfolio Turnover Rate8%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.7%
Others (each less than 3.0%)	0.1%
Consumer, Cyclical	3.9%
Basic Materials	5.1%
Energy	6.7%
Utilities	7.0%
Communications	7.0%
Technology	8.7%
Industrial	15.7%
Consumer, Non-Cyclical	17.6%
Financial	27.5%

C000098955
Shareholder Report [Line Items]
Fund Name	Large-Cap Value Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 805,306,982
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$805,306,982 # of Portfolio Holdings56 Year-to-Date Total Return2.08% Portfolio Turnover Rate8%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.7%
Others (each less than 3.0%)	0.1%
Consumer, Cyclical	3.9%
Basic Materials	5.1%
Energy	6.7%
Utilities	7.0%
Communications	7.0%
Technology	8.7%
Industrial	15.7%
Consumer, Non-Cyclical	17.6%
Financial	27.5%

C000078113
Shareholder Report [Line Items]
Fund Name	Mid-Cap Plus Bond Alpha Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 767,503,896
Holdings Count | Holding	456
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$767,503,896 # of Portfolio Holdings456 Year-to-Date Total Return4.55% Portfolio Turnover Rate10%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	1.9%
Others (each less than 3.0%)	0.4%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	10.0%
Short-Term Investments	11.3%
Asset-Backed Securities	17.7%
Corporate Bonds & Notes	52.9%

C000098972
Shareholder Report [Line Items]
Fund Name	Mid-Cap Plus Bond Alpha Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 767,503,896
Holdings Count | Holding	456
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$767,503,896 # of Portfolio Holdings456 Year-to-Date Total Return4.68% Portfolio Turnover Rate10%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	1.9%
Others (each less than 3.0%)	0.4%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	10.0%
Short-Term Investments	11.3%
Asset-Backed Securities	17.7%
Corporate Bonds & Notes	52.9%

C000078086
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 1,056,067,097
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,056,067,097 # of Portfolio Holdings125 Year-to-Date Total Return3.87% Portfolio Turnover Rate110%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.1%)
Others (each less than 3.0%)	3.2%
Utilities	3.0%
Energy	3.3%
Communications	5.3%
Financial	9.6%
Industrial	9.9%
Consumer, Cyclical	12.7%
Consumer, Non-Cyclical	18.2%
Technology	35.9%

C000098958
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,056,067,097
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,056,067,097 # of Portfolio Holdings125 Year-to-Date Total Return3.98% Portfolio Turnover Rate110%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.1%)
Others (each less than 3.0%)	3.2%
Utilities	3.0%
Energy	3.3%
Communications	5.3%
Financial	9.6%
Industrial	9.9%
Consumer, Cyclical	12.7%
Consumer, Non-Cyclical	18.2%
Technology	35.9%

C000078098
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 320,411,338
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$320,411,338 # of Portfolio Holdings131 Year-to-Date Total Return5.84% Portfolio Turnover Rate76%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	1.3%
Communications	4.0%
Utilities	4.3%
Basic Materials	4.4%
Energy	6.3%
Technology	9.3%
Consumer, Cyclical	10.9%
Consumer, Non-Cyclical	12.4%
Industrial	21.9%
Financial	25.1%

C000098969
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 320,411,338
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$320,411,338 # of Portfolio Holdings131 Year-to-Date Total Return5.95% Portfolio Turnover Rate76%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	1.3%
Communications	4.0%
Utilities	4.3%
Basic Materials	4.4%
Energy	6.3%
Technology	9.3%
Consumer, Cyclical	10.9%
Consumer, Non-Cyclical	12.4%
Industrial	21.9%
Financial	25.1%

C000253933
Shareholder Report [Line Items]
Fund Name	QQQ Plus Bond Alpha Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 430,875,543
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$430,875,543 # of Portfolio Holdings432 Year-to-Date Total Return8.15% Portfolio Turnover Rate7%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	3.0%
Mortgage-Backed Securities	3.8%
U.S. Treasury Obligations	9.6%
Short-Term Investments	15.3%
Asset-Backed Securities	15.5%
Corporate Bonds & Notes	51.2%

C000253934
Shareholder Report [Line Items]
Fund Name	QQQ Plus Bond Alpha Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 430,875,543
Holdings Count | Holding	432
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$430,875,543 # of Portfolio Holdings432 Year-to-Date Total Return8.24% Portfolio Turnover Rate7%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	3.0%
Mortgage-Backed Securities	3.8%
U.S. Treasury Obligations	9.6%
Short-Term Investments	15.3%
Asset-Backed Securities	15.5%
Corporate Bonds & Notes	51.2%

C000078087
Shareholder Report [Line Items]
Fund Name	Small-Cap Equity Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 390,955,398
Holdings Count | Holding	1,466
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$390,955,398 # of Portfolio Holdings1,466 Year-to-Date Total Return(2.71%) Portfolio Turnover Rate45%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.5%)
Derivatives	0.0%
Others (each less than 3.0%)	6.3%
Energy	3.1%
Technology	3.5%
Basic Materials	5.0%
Consumer, Non-Cyclical	7.8%
Consumer, Cyclical	12.0%
Industrial	25.8%
Financial	37.0%

C000098959
Shareholder Report [Line Items]
Fund Name	Small-Cap Equity Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 390,955,398
Holdings Count | Holding	1,466
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$390,955,398 # of Portfolio Holdings1,466 Year-to-Date Total Return(2.61%) Portfolio Turnover Rate45%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.5%)
Derivatives	0.0%
Others (each less than 3.0%)	6.3%
Energy	3.1%
Technology	3.5%
Basic Materials	5.0%
Consumer, Non-Cyclical	7.8%
Consumer, Cyclical	12.0%
Industrial	25.8%
Financial	37.0%

C000078074
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 280,978,370
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$280,978,370 # of Portfolio Holdings116 Year-to-Date Total Return3.92% Portfolio Turnover Rate44%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.2%)
Others (each less than 3.0%)	2.8%
Energy	3.4%
Short-Term Investments	3.5%
Securities Lending Collateral	4.8%
Financial	8.4%
Consumer, Cyclical	10.5%
Technology	20.4%
Industrial	21.5%
Consumer, Non-Cyclical	29.9%

C000098947
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 280,978,370
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$280,978,370 # of Portfolio Holdings116 Year-to-Date Total Return4.02% Portfolio Turnover Rate44%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.2%)
Others (each less than 3.0%)	2.8%
Energy	3.4%
Short-Term Investments	3.5%
Securities Lending Collateral	4.8%
Financial	8.4%
Consumer, Cyclical	10.5%
Technology	20.4%
Industrial	21.5%
Consumer, Non-Cyclical	29.9%

C000078116
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 683,463,137
Holdings Count | Holding	2,114
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$683,463,137 # of Portfolio Holdings2,114 Year-to-Date Total Return(2.06%) Portfolio Turnover Rate11%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.0%)
Derivatives	0.0%
Utilities	3.2%
Basic Materials	3.2%
Energy	4.5%
Communications	4.7%
Securities Lending Collateral	5.6%
Technology	10.0%
Consumer, Cyclical	10.8%
Industrial	16.5%
Consumer, Non-Cyclical	21.7%
Financial	24.8%

C000098975
Shareholder Report [Line Items]
Fund Name	Small-Cap Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
AssetsNet	$ 683,463,137
Holdings Count | Holding	2,114
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$683,463,137 # of Portfolio Holdings2,114 Year-to-Date Total Return(1.96%) Portfolio Turnover Rate11%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.0%)
Derivatives	0.0%
Utilities	3.2%
Basic Materials	3.2%
Energy	4.5%
Communications	4.7%
Securities Lending Collateral	5.6%
Technology	10.0%
Consumer, Cyclical	10.8%
Industrial	16.5%
Consumer, Non-Cyclical	21.7%
Financial	24.8%

C000253936
Shareholder Report [Line Items]
Fund Name	Small-Cap Plus Bond Alpha Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
AssetsNet	$ 98,305,758
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$98,305,758 # of Portfolio Holdings341 Year-to-Date Total Return(2.03%) Portfolio Turnover Rate8%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	2.1%
Mortgage-Backed Securities	4.5%
U.S. Treasury Obligations	10.1%
Short-Term Investments	11.9%
Asset-Backed Securities	17.5%
Corporate Bonds & Notes	52.3%

C000253935
Shareholder Report [Line Items]
Fund Name	Small-Cap Plus Bond Alpha Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 98,305,758
Holdings Count | Holding	341
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$98,305,758 # of Portfolio Holdings341 Year-to-Date Total Return(1.93%) Portfolio Turnover Rate8%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	2.1%
Mortgage-Backed Securities	4.5%
U.S. Treasury Obligations	10.1%
Short-Term Investments	11.9%
Asset-Backed Securities	17.5%
Corporate Bonds & Notes	52.3%

C000078075
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.83%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.83%
AssetsNet	$ 333,517,109
Holdings Count | Holding	524
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$333,517,109 # of Portfolio Holdings524 Year-to-Date Total Return(4.93%) Portfolio Turnover Rate26%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(2.8%)
Others (each less than 3.0%)	1.7%
Communications	3.0%
Securities Lending Collateral	3.3%
Basic Materials	4.2%
Consumer, Non-Cyclical	11.8%
Energy	14.0%
Industrial	15.5%
Consumer, Cyclical	20.4%
Financial	28.9%

C000098948
Shareholder Report [Line Items]
Fund Name	Small-Cap Value Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$30	0.63%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.63%
AssetsNet	$ 333,517,109
Holdings Count | Holding	524
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$333,517,109 # of Portfolio Holdings524 Year-to-Date Total Return(4.84%) Portfolio Turnover Rate26%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(2.8%)
Others (each less than 3.0%)	1.7%
Communications	3.0%
Securities Lending Collateral	3.3%
Basic Materials	4.2%
Consumer, Non-Cyclical	11.8%
Energy	14.0%
Industrial	15.5%
Consumer, Cyclical	20.4%
Financial	28.9%

C000078084
Shareholder Report [Line Items]
Fund Name	Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,117,996,161
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,117,996,161 # of Portfolio Holdings77 Year-to-Date Total Return7.19% Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(2.3%)
Derivatives	(0.1%)
Basic Materials	3.2%
Securities Lending Collateral	3.8%
Utilities	4.4%
Energy	5.7%
Technology	7.2%
Consumer, Cyclical	10.5%
Communications	10.7%
Industrial	11.5%
Consumer, Non-Cyclical	21.8%
Financial	23.6%

C000098956
Shareholder Report [Line Items]
Fund Name	Value Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 1,117,996,161
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,117,996,161 # of Portfolio Holdings77 Year-to-Date Total Return7.30% Portfolio Turnover Rate22%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(2.3%)
Derivatives	(0.1%)
Basic Materials	3.2%
Securities Lending Collateral	3.8%
Utilities	4.4%
Energy	5.7%
Technology	7.2%
Consumer, Cyclical	10.5%
Communications	10.7%
Industrial	11.5%
Consumer, Non-Cyclical	21.8%
Financial	23.6%

C000125302
Shareholder Report [Line Items]
Fund Name	Value Advantage Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 794,813,456
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$794,813,456 # of Portfolio Holdings125 Year-to-Date Total Return3.32% Portfolio Turnover Rate28%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.4%
Others (each less than 3.0%)	4.7%
Technology	4.6%
Consumer, Cyclical	5.4%
Energy	6.1%
Communications	6.5%
Industrial	13.8%
Consumer, Non-Cyclical	22.6%
Financial	34.9%

C000125303
Shareholder Report [Line Items]
Fund Name	Value Advantage Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 794,813,456
Holdings Count | Holding	125
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$794,813,456 # of Portfolio Holdings125 Year-to-Date Total Return3.42% Portfolio Turnover Rate28%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.4%
Others (each less than 3.0%)	4.7%
Technology	4.6%
Consumer, Cyclical	5.4%
Energy	6.1%
Communications	6.5%
Industrial	13.8%
Consumer, Non-Cyclical	22.6%
Financial	34.9%

C000078078
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.09%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%
AssetsNet	$ 552,571,282
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$552,571,282 # of Portfolio Holdings278 Year-to-Date Total Return14.41% Portfolio Turnover Rate122%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	1.6%
Energy	3.0%
Consumer, Cyclical	3.7%
Consumer, Non-Cyclical	5.9%
Basic Materials	6.8%
Industrial	8.9%
Communications	18.6%
Technology	23.4%
Financial	27.8%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	15.5%
Saudi Arabia	4.1%
Brazil	5.0%
South Korea	10.9%
India	17.5%
Taiwan	19.2%
China	27.5%

C000098950
Shareholder Report [Line Items]
Fund Name	Emerging Markets Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 552,571,282
Holdings Count | Holding	278
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$552,571,282 # of Portfolio Holdings278 Year-to-Date Total Return14.53% Portfolio Turnover Rate122%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	1.6%
Energy	3.0%
Consumer, Cyclical	3.7%
Consumer, Non-Cyclical	5.9%
Basic Materials	6.8%
Industrial	8.9%
Communications	18.6%
Technology	23.4%
Financial	27.8%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	15.5%
Saudi Arabia	4.1%
Brazil	5.0%
South Korea	10.9%
India	17.5%
Taiwan	19.2%
China	27.5%

C000253929
Shareholder Report [Line Items]
Fund Name	International Equity Plus Bond Alpha Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
AssetsNet	$ 274,428,266
Holdings Count | Holding	394
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$274,428,266 # of Portfolio Holdings394 Year-to-Date Total Return19.71% Portfolio Turnover Rate5%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Derivatives	0.4%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	9.5%
Asset-Backed Securities	16.0%
Short-Term Investments	16.2%
Corporate Bonds & Notes	52.4%

C000253930
Shareholder Report [Line Items]
Fund Name	International Equity Plus Bond Alpha Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.47%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
AssetsNet	$ 274,428,266
Holdings Count | Holding	394
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$274,428,266 # of Portfolio Holdings394 Year-to-Date Total Return19.83% Portfolio Turnover Rate5%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Derivatives	0.4%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	9.5%
Asset-Backed Securities	16.0%
Short-Term Investments	16.2%
Corporate Bonds & Notes	52.4%

C000230801
Shareholder Report [Line Items]
Fund Name	International Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
AssetsNet	$ 608,409,588
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$608,409,588 # of Portfolio Holdings69 Year-to-Date Total Return16.89% Portfolio Turnover Rate38%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	4.4%
Communications	8.8%
Technology	13.3%
Consumer, Cyclical	13.3%
Industrial	15.3%
Financial	18.3%
Consumer, Non-Cyclical	25.7%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	13.8%
Spain	3.4%
Switzerland	3.6%
China	3.8%
Netherlands	4.9%
Italy	5.0%
United States	5.1%
Canada	6.8%
Germany	9.4%
France	11.1%
Japan	15.1%
United Kingdom	17.1%

C000230800
Shareholder Report [Line Items]
Fund Name	International Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.79%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.79%
AssetsNet	$ 608,409,588
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$608,409,588 # of Portfolio Holdings69 Year-to-Date Total Return17.01% Portfolio Turnover Rate38%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	4.4%
Communications	8.8%
Technology	13.3%
Consumer, Cyclical	13.3%
Industrial	15.3%
Financial	18.3%
Consumer, Non-Cyclical	25.7%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	13.8%
Spain	3.4%
Switzerland	3.6%
China	3.8%
Netherlands	4.9%
Italy	5.0%
United States	5.1%
Canada	6.8%
Germany	9.4%
France	11.1%
Japan	15.1%
United Kingdom	17.1%

C000078073
Shareholder Report [Line Items]
Fund Name	International Large-Cap Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,232,909,865
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,232,909,865 # of Portfolio Holdings81 Year-to-Date Total Return17.32% Portfolio Turnover Rate8%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	7.9%
Basic Materials	5.8%
Technology	9.8%
Consumer, Cyclical	13.0%
Industrial	16.5%
Financial	21.4%
Consumer, Non-Cyclical	24.5%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	17.4%
Canada	3.2%
Italy	4.1%
Switzerland	6.1%
Germany	8.8%
United Kingdom	10.5%
United States (Includes Short-Term Investments)	13.8%
France	15.6%
Japan	19.4%

C000098946
Shareholder Report [Line Items]
Fund Name	International Large-Cap Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
AssetsNet	$ 1,232,909,865
Holdings Count | Holding	81
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,232,909,865 # of Portfolio Holdings81 Year-to-Date Total Return17.43% Portfolio Turnover Rate8%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	7.9%
Basic Materials	5.8%
Technology	9.8%
Consumer, Cyclical	13.0%
Industrial	16.5%
Financial	21.4%
Consumer, Non-Cyclical	24.5%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	17.4%
Canada	3.2%
Italy	4.1%
Switzerland	6.1%
Germany	8.8%
United Kingdom	10.5%
United States (Includes Short-Term Investments)	13.8%
France	15.6%
Japan	19.4%

C000078094
Shareholder Report [Line Items]
Fund Name	International Small-Cap Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.10%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
AssetsNet	$ 434,934,612
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$434,934,612 # of Portfolio Holdings164 Year-to-Date Total Return18.73% Portfolio Turnover Rate43%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.0%)
Others (each less than 3.0%)	3.1%
Communications	3.1%
Exchange-Traded Funds	3.9%
Securities Lending Collateral	4.0%
Energy	4.8%
Technology	7.0%
Consumer, Cyclical	13.2%
Consumer, Non-Cyclical	18.0%
Financial	19.0%
Industrial	24.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.0%)
Others (each less than 3.0%)	29.5%
France	3.1%
Italy	3.2%
Austria	3.4%
United States	3.5%
Australia	3.6%
Taiwan	3.9%
Securities Lending Collateral	4.0%
Spain	4.4%
China	4.6%
United Kingdom	13.3%
Japan	24.5%

C000098965
Shareholder Report [Line Items]
Fund Name	International Small-Cap Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
AssetsNet	$ 434,934,612
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$434,934,612 # of Portfolio Holdings164 Year-to-Date Total Return18.85% Portfolio Turnover Rate43%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.0%)
Others (each less than 3.0%)	3.1%
Communications	3.1%
Exchange-Traded Funds	3.9%
Securities Lending Collateral	4.0%
Energy	4.8%
Technology	7.0%
Consumer, Cyclical	13.2%
Consumer, Non-Cyclical	18.0%
Financial	19.0%
Industrial	24.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.0%)
Others (each less than 3.0%)	29.5%
France	3.1%
Italy	3.2%
Austria	3.4%
United States	3.5%
Australia	3.6%
Taiwan	3.9%
Securities Lending Collateral	4.0%
Spain	4.4%
China	4.6%
United Kingdom	13.3%
Japan	24.5%

C000078114
Shareholder Report [Line Items]
Fund Name	International Value Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.91%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,191,873,924
Holdings Count | Holding	143
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,191,873,924 # of Portfolio Holdings143 Year-to-Date Total Return28.65% Portfolio Turnover Rate25%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Others (each less than 3.0%)	4.0%
Basic Materials	5.1%
Industrial	5.7%
Energy	7.2%
Communications	11.9%
Consumer, Cyclical	13.5%
Consumer, Non-Cyclical	16.1%
Financial	35.2%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Others (each less than 3.0%)	21.4%
Brazil	4.6%
Italy	5.0%
South Korea	5.2%
Netherlands	5.4%
Germany	6.4%
United States	7.3%
United Kingdom	12.1%
France	12.6%
Japan	18.7%

C000098973
Shareholder Report [Line Items]
Fund Name	International Value Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.71%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%
AssetsNet	$ 1,191,873,924
Holdings Count | Holding	143
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,191,873,924 # of Portfolio Holdings143 Year-to-Date Total Return28.77% Portfolio Turnover Rate25%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Others (each less than 3.0%)	4.0%
Basic Materials	5.1%
Industrial	5.7%
Energy	7.2%
Communications	11.9%
Consumer, Cyclical	13.5%
Consumer, Non-Cyclical	16.1%
Financial	35.2%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Others (each less than 3.0%)	21.4%
Brazil	4.6%
Italy	5.0%
South Korea	5.2%
Netherlands	5.4%
Germany	6.4%
United States	7.3%
United Kingdom	12.1%
France	12.6%
Japan	18.7%

C000078112
Shareholder Report [Line Items]
Fund Name	Health Sciences Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
AssetsNet	$ 355,315,332
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$355,315,332 # of Portfolio Holdings118 Year-to-Date Total Return(0.93%) Portfolio Turnover Rate29%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	10.7%
Medical-Wholesale Drug Distributors	3.3%
Diagnostic Equipment	5.7%
Medical-HMO	8.1%
Medical Instruments	13.6%
Medical Products	15.0%
Medical-Biomedical/Gene	16.6%
Medical-Drugs	25.5%

C000098971
Shareholder Report [Line Items]
Fund Name	Health Sciences Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 355,315,332
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$355,315,332 # of Portfolio Holdings118 Year-to-Date Total Return(0.83%) Portfolio Turnover Rate29%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	10.7%
Medical-Wholesale Drug Distributors	3.3%
Diagnostic Equipment	5.7%
Medical-HMO	8.1%
Medical Instruments	13.6%
Medical Products	15.0%
Medical-Biomedical/Gene	16.6%
Medical-Drugs	25.5%

C000078085
Shareholder Report [Line Items]
Fund Name	Real Estate Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 384,319,095
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$384,319,095 # of Portfolio Holdings35 Year-to-Date Total Return0.72% Portfolio Turnover Rate40%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	5.4%
REITS-Regional Malls	3.3%
REITS-Office Property	4.6%
REITS-Shopping Centers	4.9%
REITS-Storage	7.1%
REITS-Warehouse/Industrial	11.1%
REITS-Apartments	17.0%
REITS-Diversified	22.3%
REITS-Health Care	23.3%

C000098957
Shareholder Report [Line Items]
Fund Name	Real Estate Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 384,319,095
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$384,319,095 # of Portfolio Holdings35 Year-to-Date Total Return0.82% Portfolio Turnover Rate40%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	5.4%
REITS-Regional Malls	3.3%
REITS-Office Property	4.6%
REITS-Shopping Centers	4.9%
REITS-Storage	7.1%
REITS-Warehouse/Industrial	11.1%
REITS-Apartments	17.0%
REITS-Diversified	22.3%
REITS-Health Care	23.3%

C000078092
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 420,484,758
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$420,484,758 # of Portfolio Holdings43 Year-to-Date Total Return6.15% Portfolio Turnover Rate23%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	0.3%
Others (each less than 3.0%)	13.2%
Internet Application Software	3.2%
Computer Software	3.6%
Networking Products	4.2%
Enterprise Software/Services	4.3%
Semicon Component-Integrator Circuit	5.8%
Computers	10.2%
Applications Software	15.1%
Electronic Components-Semiconductor	40.1%

C000098963
Shareholder Report [Line Items]
Fund Name	Technology Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 420,484,758
Holdings Count | Holding	43
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$420,484,758 # of Portfolio Holdings43 Year-to-Date Total Return6.26% Portfolio Turnover Rate23%
Holdings [Text Block]

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	0.3%
Others (each less than 3.0%)	13.2%
Internet Application Software	3.2%
Computer Software	3.6%
Networking Products	4.2%
Enterprise Software/Services	4.3%
Semicon Component-Integrator Circuit	5.8%
Computers	10.2%
Applications Software	15.1%
Electronic Components-Semiconductor	40.1%

C000226481
Shareholder Report [Line Items]
Fund Name	ESG Diversified Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 30,536,951
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$30,536,951 # of Portfolio Holdings9 Year-to-Date Total Return5.37% Portfolio Turnover Rate28%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	37.5%
Equity Mutual Funds	62.6%

C000226480
Shareholder Report [Line Items]
Fund Name	ESG Diversified Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 30,536,951
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$30,536,951 # of Portfolio Holdings9 Year-to-Date Total Return5.48% Portfolio Turnover Rate28%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	37.5%
Equity Mutual Funds	62.6%

C000230799
Shareholder Report [Line Items]
Fund Name	ESG Diversified Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
AssetsNet	$ 24,773,239
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$24,773,239 # of Portfolio Holdings9 Year-to-Date Total Return6.13% Portfolio Turnover Rate20%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	21.0%
Equity Mutual Funds	79.1%

C000230798
Shareholder Report [Line Items]
Fund Name	ESG Diversified Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 24,773,239
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$24,773,239 # of Portfolio Holdings9 Year-to-Date Total Return6.23% Portfolio Turnover Rate20%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	21.0%
Equity Mutual Funds	79.1%

C000167976
Shareholder Report [Line Items]
Fund Name	PSF Avantis Balanced Allocation Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 317,894,852
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$317,894,852 # of Portfolio Holdings13 Year-to-Date Total Return6.45% Portfolio Turnover Rate29%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Securities Lending Collateral	0.3%
Equity Mutual Funds	2.0%
Fixed Income Mutual Funds	14.4%
Fixed Income Exchange-Traded Funds	22.2%
Equity Exchange-Traded Funds	61.4%

C000211249
Shareholder Report [Line Items]
Fund Name	PSF Avantis Balanced Allocation Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 317,894,852
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$317,894,852 # of Portfolio Holdings13 Year-to-Date Total Return6.56% Portfolio Turnover Rate29%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Securities Lending Collateral	0.3%
Equity Mutual Funds	2.0%
Fixed Income Mutual Funds	14.4%
Fixed Income Exchange-Traded Funds	22.2%
Equity Exchange-Traded Funds	61.4%

C000078100
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Conservative Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 477,951,027
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$477,951,027 # of Portfolio Holdings9 Year-to-Date Total Return5.61% Portfolio Turnover Rate14%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.7%
Affiliated Fixed Income Funds	56.3%

C000211240
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Conservative Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 477,951,027
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$477,951,027 # of Portfolio Holdings9 Year-to-Date Total Return5.71% Portfolio Turnover Rate14%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.7%
Affiliated Fixed Income Funds	56.3%

C000078101
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Moderate Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 2,517,193,930
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$2,517,193,930 # of Portfolio Holdings9 Year-to-Date Total Return6.05% Portfolio Turnover Rate14%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	37.3%
Affiliated Equity Funds	62.7%

C000211241
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Moderate Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 2,517,193,930
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$2,517,193,930 # of Portfolio Holdings9 Year-to-Date Total Return6.15% Portfolio Turnover Rate14%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	37.3%
Affiliated Equity Funds	62.7%

C000078102
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 2,047,045,425
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$2,047,045,425 # of Portfolio Holdings10 Year-to-Date Total Return7.14% Portfolio Turnover Rate15%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.9%
Affiliated Equity Funds	79.1%

C000211242
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 2,047,045,425
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$2,047,045,425 # of Portfolio Holdings10 Year-to-Date Total Return7.24% Portfolio Turnover Rate15%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.9%
Affiliated Equity Funds	79.1%

C000248882
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Aggressive Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 14,197,766
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$14,197,766 # of Portfolio Holdings10 Year-to-Date Total Return8.23% Portfolio Turnover Rate27%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	5.9%
Affiliated Equity Funds	94.2%

C000248883
Shareholder Report [Line Items]
Fund Name	Pacific Dynamix - Aggressive Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 14,197,766
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$14,197,766 # of Portfolio Holdings10 Year-to-Date Total Return8.34% Portfolio Turnover Rate27%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	5.9%
Affiliated Equity Funds	94.2%

C000098939
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Conservative Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 943,982,224
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$943,982,224 # of Portfolio Holdings35 Year-to-Date Total Return4.98% Portfolio Turnover Rate26%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	27.7%
Affiliated Fixed Income Funds	72.3%

C000211243
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Conservative Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 943,982,224
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$943,982,224 # of Portfolio Holdings35 Year-to-Date Total Return5.09% Portfolio Turnover Rate26%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	27.7%
Affiliated Fixed Income Funds	72.3%

C000098940
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Moderate-Conservative Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 1,400,894,075
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,400,894,075 # of Portfolio Holdings34 Year-to-Date Total Return6.01% Portfolio Turnover Rate25%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.7%
Affiliated Fixed Income Funds	56.3%

C000211244
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Moderate-Conservative Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 1,400,894,075
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,400,894,075 # of Portfolio Holdings34 Year-to-Date Total Return6.11% Portfolio Turnover Rate25%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.7%
Affiliated Fixed Income Funds	56.3%

C000098941
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Moderate Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 6,560,480,132
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$6,560,480,132 # of Portfolio Holdings35 Year-to-Date Total Return6.30% Portfolio Turnover Rate27%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	37.3%
Affiliated Equity Funds	62.7%

C000211245
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Moderate Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 6,560,480,132
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$6,560,480,132 # of Portfolio Holdings35 Year-to-Date Total Return6.41% Portfolio Turnover Rate27%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	37.3%
Affiliated Equity Funds	62.7%

C000098942
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 6,267,418,782
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$6,267,418,782 # of Portfolio Holdings35 Year-to-Date Total Return7.38% Portfolio Turnover Rate26%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.8%
Affiliated Equity Funds	79.2%

C000211246
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 6,267,418,782
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$6,267,418,782 # of Portfolio Holdings35 Year-to-Date Total Return7.49% Portfolio Turnover Rate26%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.8%
Affiliated Equity Funds	79.2%

C000098943
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Aggressive-Growth Portfolio
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 1,622,226,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,622,226,173 # of Portfolio Holdings34 Year-to-Date Total Return8.41% Portfolio Turnover Rate22%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	5.9%
Affiliated Equity Funds	94.1%

C000211247
Shareholder Report [Line Items]
Fund Name	Portfolio Optimization Aggressive-Growth Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 1,622,226,173
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,622,226,173 # of Portfolio Holdings34 Year-to-Date Total Return8.51% Portfolio Turnover Rate22%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	5.9%
Affiliated Equity Funds	94.1%

C000139083
Shareholder Report [Line Items]
Fund Name	PD 1-3 Year Corporate Bond Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD 1-3 Year Corporate Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 281,648,489
Holdings Count | Holding	676
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$281,648,489 # of Portfolio Holdings676 Year-to-Date Total Return2.95% Portfolio Turnover Rate40%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.4%
Others (each less than 3.0%)	1.2%
Energy	4.3%
Communications	5.3%
Industrial	5.8%
Utilities	6.0%
Consumer, Cyclical	7.4%
Technology	7.9%
Consumer, Non-Cyclical	13.7%
Financial	47.0%

C000078108
Shareholder Report [Line Items]
Fund Name	PD Aggregate Bond Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 1,110,540,041
Holdings Count | Holding	3,778
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,110,540,041 # of Portfolio Holdings3,778 Year-to-Date Total Return3.93% Portfolio Turnover Rate24%
Holdings [Text Block]

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.6%
Others (each less than 3.0%)	3.1%
Corporate Bonds & Notes	25.7%
Mortgage-Backed Securities	25.8%
U.S. Treasury Obligations	44.8%

C000078109
Shareholder Report [Line Items]
Fund Name	PD High Yield Bond Market Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD High Yield Bond Market Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 245,745,609
Holdings Count | Holding	1,626
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$245,745,609 # of Portfolio Holdings1,626 Year-to-Date Total Return3.97% Portfolio Turnover Rate119%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.7%
Others (each less than 3.0%)	1.1%
Utilities	3.1%
Technology	4.5%
Basic Materials	5.6%
Energy	10.8%
Industrial	11.0%
Financial	12.4%
Consumer, Non-Cyclical	15.3%
Communications	15.7%
Consumer, Cyclical	19.8%

C000078103
Shareholder Report [Line Items]
Fund Name	PD Large-Cap Growth Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Large-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 1,103,481,785
Holdings Count | Holding	380
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,103,481,785 # of Portfolio Holdings380 Year-to-Date Total Return6.05% Portfolio Turnover Rate20%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.9%
Derivatives	0.0%
Others (each less than 3.0%)	2.4%
Industrial	4.0%
Financial	6.2%
Consumer, Cyclical	8.9%
Consumer, Non-Cyclical	9.3%
Communications	18.9%
Technology	49.4%

C000078105
Shareholder Report [Line Items]
Fund Name	PD Large-Cap Value Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Large-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,006,310,131
Holdings Count | Holding	869
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$1,006,310,131 # of Portfolio Holdings869 Year-to-Date Total Return5.87% Portfolio Turnover Rate15%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	4.8%
Utilities	4.3%
Energy	5.8%
Consumer, Cyclical	7.9%
Technology	9.3%
Communications	11.3%
Industrial	12.3%
Consumer, Non-Cyclical	19.6%
Financial	24.5%

C000221970
Shareholder Report [Line Items]
Fund Name	PD Mid-Cap Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 276,716,473
Holdings Count | Holding	822
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$276,716,473 # of Portfolio Holdings822 Year-to-Date Total Return4.69% Portfolio Turnover Rate16%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Derivatives	0.0%
Others (each less than 3.0%)	1.9%
Basic Materials	3.0%
Communications	5.7%
Utilities	6.0%
Energy	6.1%
Technology	12.4%
Consumer, Cyclical	13.7%
Industrial	14.5%
Consumer, Non-Cyclical	17.4%
Financial	19.6%

C000078107
Shareholder Report [Line Items]
Fund Name	PD Small-Cap Growth Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Small-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 45,683,191
Holdings Count | Holding	1,130
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$45,683,191 # of Portfolio Holdings1,130 Year-to-Date Total Return(0.63%) Portfolio Turnover Rate25%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.5%)
Derivatives	0.0%
Others (each less than 3.0%)	9.1%
Communications	6.1%
Consumer, Cyclical	9.5%
Financial	11.7%
Technology	15.3%
Industrial	20.4%
Consumer, Non-Cyclical	29.4%

C000078106
Shareholder Report [Line Items]
Fund Name	PD Small-Cap Value Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Small-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.21%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
AssetsNet	$ 180,412,486
Holdings Count | Holding	1,412
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$180,412,486 # of Portfolio Holdings1,412 Year-to-Date Total Return(3.19%) Portfolio Turnover Rate44%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.4%)
Derivatives	0.0%
Others (each less than 3.0%)	3.0%
Communications	3.0%
Basic Materials	3.5%
Technology	4.0%
Utilities	5.9%
Energy	6.4%
Industrial	11.8%
Consumer, Cyclical	11.9%
Consumer, Non-Cyclical	12.8%
Financial	38.1%

C000078111
Shareholder Report [Line Items]
Fund Name	PD Emerging Markets Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD Emerging Markets Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$75	1.41%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.41%
AssetsNet	$ 31,058,694
Holdings Count | Holding	1,225
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$31,058,694 # of Portfolio Holdings1,225 Year-to-Date Total Return14.29% Portfolio Turnover Rate5%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Derivatives	0.0%
Others (each less than 3.0%)	2.9%
Energy	4.4%
Basic Materials	5.0%
Consumer, Non-Cyclical	7.6%
Consumer, Cyclical	8.1%
Industrial	8.1%
Communications	17.1%
Technology	20.5%
Financial	26.2%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Derivatives	0.0%
Others (each less than 3.0%)	16.1%
Saudi Arabia	3.5%
Brazil	4.3%
South Korea	10.7%
India	18.1%
Taiwan	18.8%
China	28.4%

C000078110
Shareholder Report [Line Items]
Fund Name	PD International Large-Cap Index Portfolio
Class Name	Class P
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PD International Large-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.
Additional Information Phone Number	800-722-4448
Additional Information Email	PSFdocumentrequest@pacificlife.com
Additional Information Website	http://www.pacificlife.com/pacificselectfund.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.22%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%
AssetsNet	$ 776,973,506
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets$776,973,506 # of Portfolio Holdings331 Year-to-Date Total Return19.33% Portfolio Turnover Rate11%
Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.7%
Derivatives	0.0%
Others (each less than 3.0%)	4.5%
Energy	4.7%
Basic Materials	4.8%
Communications	5.5%
Technology	6.9%
Consumer, Cyclical	11.7%
Industrial	14.2%
Consumer, Non-Cyclical	20.1%
Financial	26.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.7%
Derivatives	0.0%
Others (each less than 3.0%)	13.9%
Spain	3.0%
Netherlands	3.9%
Switzerland	4.1%
Australia	5.7%
France	9.3%
Germany	9.8%
United Kingdom	10.1%
United States (Includes Short-Term Investments)	10.8%
Canada	11.1%
Japan	17.6%